Taxation - Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Deferred tax assets:
Tax losses carried forward and others		¥ 710,168	¥ 628,571
Carryforwards of un-deducted advertising expenses		150,530	151,608
Less: valuation allowance		(860,698)	(780,179)	¥ (707,595)	¥ (598,530)
Net deferred tax assets		0	0
Deferred tax liabilities:
Recognition of Intangible assets arisen from business combination and unrealized holding gain		2,485	25,233
Net deferred tax liabilities	$ 370	¥ 2,485	¥ 25,233